Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Operating lease cost	$ 1,000	$ 1,100	$ 2,000	$ 2,300	$ 4,300	$ 2,927
Accrued purchase commitments, current	531		531		2,146	5,329
Write-down of vendor advance						2,300	$ 10,560
Inventory purchase commitments
Commitments and Contingencies
Minimum inventory purchase commitments			27,300
Prepaid vendor advance, net of write-downs	5,500		5,500		17,100
Accrued purchase commitments, current	$ 500		500		2,100
Net loss on vendor purchase commitment					0	14,000	53,200
Write-down of vendor advance						2,300	10,600
Increase in accrued purchase commitment liability						11,700	42,600
Utilization of accrual of purchase commitment liability			1,600		17,400	$ 35,000
Utilization of vendor advance previously written down			$ 4,500		15,100
Inventory purchase commitments | Loss on product purchase commitments
Commitments and Contingencies
Net loss on vendor purchase commitment							$ 6,900
Minimum | Inventory purchase commitments
Commitments and Contingencies
Minimum inventory purchase commitments					$ 56,500